NYSE

17010669

Caroline Galinie
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

Received SEC

NOV 13 2017

Washington, DC 20549

November 13, 2017

001-14928

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 2.125% Notes due 2020 and Floating Rate Notes due 2020 of Santander UK plc under the Exchange Act of 1934.

Sincerely,